INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 5:-	INTANGIBLE ASSETS, NET

a.	Composition of intangible assets, grouped by major classifications, is as follows:

	December 31,
	2015	2014
Original amounts:

Technology	$42,504	$42,504
Customer relationships	4,466	4,466
Marketing rights and patents	3,421	3,421
Backlog	432	432

	50,823	50,823
Accumulated amortization:

Technology	28,271	23,299
Customer relationships	3,419	2,795
Marketing rights and patents	1,547	1,327
Backlog	432	432

	33,669	27,853

	$17,154	$22,970

    b.       Amortization expenses amounted to $ 5,816, $ 5,860 and $ 8,397 for the years ended December 31, 2015, 2014 and 2013, respectively.

c.	Estimated amortization expenses for the following years is as follows:

Year ending December 31,

2016	$5,771
2017	5,674
2018	3,275
2019	911
2020	441
2021 and thereafter	1,082

$17,154